UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2006, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2007.

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2006

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   MAY 14, 2007

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _8_

Form 13F Information Table Value Total:  $210,481


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

ARAMARK CORP	             CLB	 38521100      20275	617000	  SH	 DEFINED		617000	 0	0
KINDER MORGAN INC KANS	     COM	49455P101      28310	270000	  SH	 DEFINED		270000	 0	0
LONE STAR STEAKHOUSE SALOON  COM	542307103	1575	56700	  SH	 DEFINED		 56700	 0	0
VERITAS DGC INC	             COM	92343P107	9550	145100	  SH	 DEFINED		145100	 0	0
AMERUS GROUP CO	             COM	03072M108	 646	9500	  SH	 DEFINED		  9500   0	0
BELLSOUTH CORP	             COM	 79860102      89587	2095600	  SH	 DEFINED	       2095600	 0	0
LUCENT TECHNOLOGIES INC	     COM	549463107      53668	22935000  SH	 DEFINED	      22935000	 0	0
MCDATA CORP	             CLA	580031201	6870	1365900	  SH	 DEFINED	       1365900	 0	0





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